Shareholders Equity (Quarterly) (USD $)	6 Months Ended	10 Months Ended	12 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 30, 2014 Common Stock Quarterly Report [Member]	Dec. 31, 2012 Common Stock Quarterly Report [Member]	Dec. 31, 2013 Common Stock Quarterly Report [Member]	Jun. 30, 2014 Additional Paid-In Capital Quarterly Report [Member]	Dec. 31, 2012 Additional Paid-In Capital Quarterly Report [Member]	Dec. 31, 2013 Additional Paid-In Capital Quarterly Report [Member]	Jun. 30, 2014 Deficit Accumulated During Development Stage Quarterly Report [Member]	Dec. 31, 2012 Deficit Accumulated During Development Stage Quarterly Report [Member]	Dec. 31, 2013 Deficit Accumulated During Development Stage Quarterly Report [Member]	Jun. 30, 2014 Stockholders Equity Total	Dec. 31, 2012 Stockholders Equity Total	Dec. 31, 2013 Stockholders Equity Total
Beginning Balance, Shares	35,142,000		13,673,000
Beginning Balance, Value	$ 3,514		$ 1,367	$ 6,197		$ 1,506	$ (11,295)		$ (3,268)	$ (1,584)		$ (395)
Shares Issued, Shares	40,234,000	13,673,000	21,469,000
Shares Issued, Value	4,023	1,367	2,147	11,818	1,506	4,691				15,842	2,873	6,838
Net Income							(11,313)	(3,268)	(8,027)	(11,313)	(3,268)	(8,027)
Ending Balance, Shares	75,376,000	13,673,000	35,142,000
Ending Balance, Value	$ 7,537	$ 1,367	$ 3,514	$ 18,015	$ 1,506	$ 6,197	$ (22,608)	$ (3,268)	$ (11,295)	$ 2,945	$ (395)	$ (1,584)